3 Segment Information (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customers A [Member]
Disclosure of operating segments [line items]
Percentage of revenue in excess of 10%	63.00%	100.00%	55.00%
Customers B [Member]
Disclosure of operating segments [line items]
Percentage of revenue in excess of 10%	19.00%
Customers C [Member]
Disclosure of operating segments [line items]
Percentage of revenue in excess of 10%	18.00%